UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of Registrant as specified in charter)

790 North Water Street, Suite 1200, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 790 North Water Street, Suite 1200, Milwaukee, WI 53202

(Name and address of agent for service)

(With a copy to:)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

HEARTLAND MID CAP VALUE FUND

INSTITUTIONAL CLASS : HNMDX

Semi-Annual Tailored Shareholder Report - June 30, 2025 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period from January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$42	0.85%

HOW DID THE FUND PERFORM THIS PERIOD?

As the mood of the market shifted and fears over a tariff-induced downturn began to moderate, the Heartland Mid Cap Value Fund trailed the Russell Midcap® Value Index for the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for a significant portion of the underperformance. In the latter half of the period, the Fund was hurt by not holding high-octane names in cyclical parts of the market such as Technology, Industrials, and Consumer Discretionary. There were several companies with an indirect play on the proliferation of artificial intelligence that we didn’t own, further impacting our performance.

The Fund continues to hold both high-quality mid-cap companies trading at bargains (“Quality Value”) and deeply discounted businesses that have produced poor economic returns over time (“Deep Value”) but that have a self-help catalyst. During the period, speculative names benefited from the recent rise in risk-taking. Our adherence to the 10 Principles of Value Investing™—which requires us to focus on well-run businesses with strong balance sheets—generally dictates that we avoid these companies.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Mid Cap Value Fund - Institutional
Russell 3000® Index
Russell Midcap® Value Index
$1,700,000
$1,360,000
$1,020,000
$680,000
$340,000
$0
$1,691,103
$1,193,868
$1,119,352
2015
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Mid Cap Value Fund - Institutional	Russell 3000® Index	Russell Midcap® Value Index
2015	$500,000	$500,000	$500,000
2015	$466,463	$492,830	$474,160
2016	$601,611	$555,593	$568,981
2017	$651,964	$672,992	$644,907
2018	$597,977	$637,716	$565,650
2019	$750,942	$835,529	$718,728
2020	$804,846	$1,010,053	$754,410
2021	$1,033,356	$1,269,243	$968,194
2022	$1,004,622	$1,025,460	$851,698
2023	$1,142,479	$1,291,637	$959,984
2024	$1,185,985	$1,599,148	$1,085,455
2025	$1,193,868	$1,691,103	$1,119,352

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Institutional Class	3.08%	13.96%	9.09%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$556,302,007
  # of Portfolio Holdings59
  Portfolio Turnover Rate 44%
  Net Advisory Fees Paid$1,678,893

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	4.0%
Centene Corp.	3.3%
Hershey Co.	3.1%
Perrigo Co. PLC	3.0%
NOV, Inc.	2.8%
EOG Resources, Inc.	2.8%
Donaldson Co., Inc.	2.7%
Northern Trust Corp.	2.7%
Ball Corp.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Utilities	4.7%
Materials	6.3%
Energy	6.8%
Real Estate	6.9%
Consumer Staples	7.8%
Information Technology	11.1%
Financials	11.3%
Consumer Discretionary	12.1%
Health Care	12.2%
Industrials	19.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.1%
Cash, Cash Equivalents, & Other Net Assets	0.9%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INSTITUTIONAL CLASS : HNMDX

Semi-Annual Tailored Shareholder Report - June 30, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352799–SA–06302025

HEARTLAND MID CAP VALUE FUND

INVESTOR CLASS : HRMDX

Semi-Annual Tailored Shareholder Report - June 30, 2025 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period from January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$54	1.09%

HOW DID THE FUND PERFORM THIS PERIOD?

As the mood of the market shifted and fears over a tariff-induced downturn began to moderate, the Heartland Mid Cap Value Fund trailed the Russell Midcap® Value Index for the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock selection was responsible for a significant portion of the underperformance. In the latter half of the period, the Fund was hurt by not holding high-octane names in cyclical parts of the market such as Technology, Industrials, and Consumer Discretionary. There were several companies with an indirect play on the proliferation of artificial intelligence that we didn’t own, further impacting our performance.

The Fund continues to hold both high-quality mid-cap companies trading at bargains (“Quality Value”) and deeply discounted businesses that have produced poor economic returns over time (“Deep Value”) but that have a self-help catalyst. During the period, speculative names benefited from the recent rise in risk-taking. Our adherence to the 10 Principles of Value Investing™—which requires us to focus on well-run businesses with strong balance sheets—generally dictates that we avoid these companies.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Mid Cap Value Fund - Investor
Russell 3000® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$23,284
$22,387
2015
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Mid Cap Value Fund - Investor	Russell 3000® Index	Russell Midcap® Value Index
2015	$10,000	$10,000	$10,000
2015	$9,320	$9,857	$9,483
2016	$11,991	$11,112	$11,380
2017	$12,963	$13,460	$12,898
2018	$11,851	$12,754	$11,313
2019	$14,850	$16,711	$14,375
2020	$15,880	$20,201	$15,088
2021	$20,345	$25,385	$19,364
2022	$19,733	$20,509	$17,034
2023	$22,370	$25,833	$19,200
2024	$23,181	$31,983	$21,709
2025	$23,284	$33,822	$22,387

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	10 Year
Mid Cap Value Fund - Investor Class	2.74%	13.65%	8.82%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$556,302,007
  # of Portfolio Holdings59
  Portfolio Turnover Rate 44%
  Net Advisory Fees Paid$1,678,893

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Teledyne Technologies, Inc.	4.6%
Public Storage	4.0%
Centene Corp.	3.3%
Hershey Co.	3.1%
Perrigo Co. PLC	3.0%
NOV, Inc.	2.8%
EOG Resources, Inc.	2.8%
Donaldson Co., Inc.	2.7%
Northern Trust Corp.	2.7%
Ball Corp.	2.6%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.9%
Utilities	4.7%
Materials	6.3%
Energy	6.8%
Real Estate	6.9%
Consumer Staples	7.8%
Information Technology	11.1%
Financials	11.3%
Consumer Discretionary	12.1%
Health Care	12.2%
Industrials	19.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.1%
Cash, Cash Equivalents, & Other Net Assets	0.9%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND MID CAP VALUE FUND - INVESTOR CLASS : HRMDX

Semi-Annual Tailored Shareholder Report - June 30, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352815–SA–06302025

HEARTLAND VALUE FUND

INSTITUTIONAL CLASS : HNTVX

Semi-Annual Tailored Shareholder Report - June 30, 2025 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period from January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$46	0.92%

HOW DID THE FUND PERFORM THIS PERIOD?

In a challenging but improving period for small stocks, the Heartland Value Fund outpaced the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained virtually all the Fund’s outperformance in the first half of 2025. Our selection effect was positive in 8 of 11 sectors, led by Energy, Consumer Discretionary, and Financials, showcasing the power of active management. Unlike Russell 2000® Index funds, which must own the entire benchmark — including the 34% of companies that are unprofitable — our Fund can focus on attractively priced, fundamentally sound businesses with positive earnings dynamics.

Since the beginning of the year, small stocks swung from sizeable losses in the first quarter to gains in the second. The Fund outperformed its benchmark throughout this period. One reason for the consistency of the Fund’s results has been our adherence to the 10 Principles of Value Investing™, which guides every decision we make and focuses on attractively priced, well-run businesses with strong balance sheets.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Value Fund - Institutional
Russell 3000® Index
Russell 2000® Value Index
$1,700,000
$1,360,000
$1,020,000
$680,000
$340,000
$0
$1,691,103
$1,032,727
$957,900
2015
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2015	$451,079	$492,830	$459,163
2016	$525,590	$555,593	$604,905
2017	$570,723	$672,992	$652,316
2018	$502,336	$637,716	$568,403
2019	$593,436	$835,529	$695,691
2020	$672,412	$1,010,053	$727,931
2021	$820,063	$1,269,243	$933,720
2022	$738,816	$1,025,460	$798,486
2023	$866,690	$1,291,637	$915,493
2024	$1,004,340	$1,599,148	$989,171
2025	$1,032,727	$1,691,103	$957,900

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	15.22%	15.60%	7.52%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$783,230,567
  # of Portfolio Holdings94
  Portfolio Turnover Rate 19%
  Net Advisory Fees Paid$2,774,243

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.8%
Texas Capital Bancshares, Inc.	2.8%
Silicon Motion Technology Corp.	2.6%
Capital City Bank Group, Inc.	2.5%
Barrett Business Services, Inc.	2.4%
BSR Real Estate Investment Trust	2.2%
Centrus Energy Corp.	2.1%
Chart Industries, Inc.	2.1%
I3 Verticals, Inc.	2.1%
Cass Information Systems, Inc.	1.9%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.6%
Communication Services	0.8%
Consumer Staples	2.9%
Energy	4.5%
Utilities	4.5%
Health Care	5.7%
Information Technology	7.7%
Materials	8.1%
Real Estate	8.5%
Consumer Discretionary	12.4%
Industrials	17.4%
Financials	24.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	97.4%
Cash, Cash Equivalents, & Other Net Assets	2.6%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INSTITUTIONAL CLASS : HNTVX

Semi-Annual Tailored Shareholder Report - June 30, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352831–SA–06302025

HEARTLAND VALUE FUND

INVESTOR CLASS : HRTVX

Semi-Annual Tailored Shareholder Report - June 30, 2025 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period from January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Fund - Investor	$56	1.11%

HOW DID THE FUND PERFORM THIS PERIOD?

In a challenging but improving period for small stocks, the Heartland Value Fund outpaced the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Security selection explained virtually all the Fund’s outperformance in the first half of 2025. Our selection effect was positive in 8 of 11 sectors, led by Energy, Consumer Discretionary, and Financials, showcasing the power of active management. Unlike Russell 2000® Index funds, which must own the entire benchmark — including the 34% of companies that are unprofitable — our Fund can focus on attractively priced, fundamentally sound businesses with positive earnings dynamics.

Since the beginning of the year, small stocks swung from sizeable losses in the first quarter to gains in the second. The Fund outperformed its benchmark throughout this period. One reason for the consistency of the Fund’s results has been our adherence to the 10 Principles of Value Investing™, which guides every decision we make and focuses on attractively priced, well-run businesses with strong balance sheets.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Value Fund - Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$20,339
$19,158
2015
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2015	$9,016	$9,857	$9,183
2016	$10,486	$11,112	$12,098
2017	$11,369	$13,460	$13,046
2018	$9,988	$12,754	$11,368
2019	$11,781	$16,711	$13,914
2020	$13,329	$20,201	$14,559
2021	$16,235	$25,385	$18,674
2022	$14,613	$20,509	$15,970
2023	$17,116	$25,833	$18,310
2024	$19,800	$31,983	$19,783
2025	$20,339	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	15.04%	15.43%	7.36%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$783,230,567
  # of Portfolio Holdings94
  Portfolio Turnover Rate 19%
  Net Advisory Fees Paid$2,774,243

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Lincoln Educational Services Corp.	3.8%
Texas Capital Bancshares, Inc.	2.8%
Silicon Motion Technology Corp.	2.6%
Capital City Bank Group, Inc.	2.5%
Barrett Business Services, Inc.	2.4%
BSR Real Estate Investment Trust	2.2%
Centrus Energy Corp.	2.1%
Chart Industries, Inc.	2.1%
I3 Verticals, Inc.	2.1%
Cass Information Systems, Inc.	1.9%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	2.6%
Communication Services	0.8%
Consumer Staples	2.9%
Energy	4.5%
Utilities	4.5%
Health Care	5.7%
Information Technology	7.7%
Materials	8.1%
Real Estate	8.5%
Consumer Discretionary	12.4%
Industrials	17.4%
Financials	24.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	97.4%
Cash, Cash Equivalents, & Other Net Assets	2.6%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE FUND - INVESTOR CLASS : HRTVX

Semi-Annual Tailored Shareholder Report - June 30, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422359109–SA–06302025

HEARTLAND VALUE PLUS FUND

INSTITUTIONAL CLASS : HNVIX

Semi-Annual Tailored Shareholder Report - June 30, 2025 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period from January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$47	0.97%

HOW DID THE FUND PERFORM THIS PERIOD?

In a volatile start to the year, particularly for small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock picking was a major contributor to our underperformance in the first half of the year, led by a negative selection effect in sectors including Information Technology, Consumer Discretionary, Consumer Staples, and Materials. Stock selection was positive in five sectors, led by Real Estate, Energy, and Industrials.

In the latter half of this period, we made a conscious decision to pivot away from cyclical, volume-dependent businesses waiting for demand dynamics to rebound for their earnings outlook to improve. Instead, a key focus of our selectivity recently has been driven by self-help strategies that can lead to greater margin improvements regardless of the economic backdrop. We have been paying particularly close attention to companies deploying these strategies that also have sufficient confidence and free cash for share buybacks and dividend increases.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $500,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $500,000 INVESTMENT

Heartland Value Plus Fund - Institutional
Russell 3000® Index
Russell 2000® Value Index
$1,700,000
$1,360,000
$1,020,000
$680,000
$340,000
$0
$1,691,103
$957,900
$849,698
2015
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Plus Fund - Institutional	Russell 3000® Index	Russell 2000® Value Index
2015	$500,000	$500,000	$500,000
2015	$430,373	$492,830	$459,163
2016	$546,095	$555,593	$604,905
2017	$601,099	$672,992	$652,316
2018	$523,239	$637,716	$568,403
2019	$660,819	$835,529	$695,691
2020	$746,268	$1,010,053	$727,931
2021	$933,678	$1,269,243	$933,720
2022	$889,309	$1,025,460	$798,486
2023	$908,109	$1,291,637	$915,493
2024	$907,946	$1,599,148	$989,171
2025	$849,698	$1,691,103	$957,900

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	-0.64%	7.91%	5.45%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$268,439,827
  # of Portfolio Holdings53
  Portfolio Turnover Rate 29%
  Net Advisory Fees Paid$961,029

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.9%
Seacoast Banking Corp. of Florida	3.9%
FB Financial Corp.	3.8%
Envista Holdings Corp.	3.5%
Gates Industrial Corp. PLC	3.4%
Lamar Advertising Co.	3.3%
Camden Property Trust	3.2%
Glacier Bancorp, Inc.	3.0%
CTS Corp.	3.0%
The Hanover Insurance Group, Inc.	2.8%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	4.2%
Materials	4.3%
Energy	4.8%
Health Care	7.6%
Consumer Discretionary	8.7%
Information Technology	9.7%
Real Estate	9.9%
Industrials	16.8%
Financials	31.8%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INSTITUTIONAL CLASS : HNVIX

Semi-Annual Tailored Shareholder Report - June 30, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352849–SA–06302025

HEARTLAND VALUE PLUS FUND

INVESTOR CLASS : HRVIX

Semi-Annual Tailored Shareholder Report - June 30, 2025 (Unaudited)

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period from January 1, 2025 to June 30, 2025.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$59	1.24%

HOW DID THE FUND PERFORM THIS PERIOD?

In a volatile start to the year, particularly for small stocks, the Heartland Value Plus Fund lagged the Russell 2000® Value Index in the six-month period ending June 30, 2025.

WHAT FACTORS INFLUENCED PERFORMANCE?

Stock picking was a major contributor to our underperformance in the first half of the year, led by a negative selection effect in sectors including Information Technology, Consumer Discretionary, Consumer Staples, and Materials. Stock selection was positive in five sectors, led by Real Estate, Energy, and Industrials.

In the latter half of this period, we made a conscious decision to pivot away from cyclical, volume-dependent businesses waiting for demand dynamics to rebound for their earnings outlook to improve. Instead, a key focus of our selectivity recently has been driven by self-help strategies that can lead to greater margin improvements regardless of the economic backdrop. We have been paying particularly close attention to companies deploying these strategies that also have sufficient confidence and free cash for share buybacks and dividend increases.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Heartland Value Plus Fund - Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$33,822
$19,158
$16,612
2015
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

	Heartland Value Plus Fund - Investor	Russell 3000® Index	Russell 2000® Value Index
2015	$10,000	$10,000	$10,000
2015	$8,595	$9,857	$9,183
2016	$10,896	$11,112	$12,098
2017	$11,965	$13,460	$13,046
2018	$10,394	$12,754	$11,368
2019	$13,098	$16,711	$13,914
2020	$14,754	$20,201	$14,559
2021	$18,419	$25,385	$18,674
2022	$17,507	$20,509	$15,970
2023	$17,827	$25,833	$18,310
2024	$17,772	$31,983	$19,783
2025	$16,612	$33,822	$19,158

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	-0.93%	7.64%	5.21%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$268,439,827
  # of Portfolio Holdings53
  Portfolio Turnover Rate 29%
  Net Advisory Fees Paid$961,029

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Stifel Financial Corp.	3.9%
Seacoast Banking Corp. of Florida	3.9%
FB Financial Corp.	3.8%
Envista Holdings Corp.	3.5%
Gates Industrial Corp. PLC	3.4%
Lamar Advertising Co.	3.3%
Camden Property Trust	3.2%
Glacier Bancorp, Inc.	3.0%
CTS Corp.	3.0%
The Hanover Insurance Group, Inc.	2.8%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	4.2%
Materials	4.3%
Energy	4.8%
Health Care	7.6%
Consumer Discretionary	8.7%
Information Technology	9.7%
Real Estate	9.9%
Industrials	16.8%
Financials	31.8%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

AVAILABILITY OF ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

HEARTLAND VALUE PLUS FUND - INVESTOR CLASS : HRVIX

Semi-Annual Tailored Shareholder Report - June 30, 2025

If you invest directly with Heartland Funds you can elect to receive future shareholder reports or other important documents through electronic delivery by establishing online access and enrolling at www.heartlandadvisors.com/Heartland-Advisors/Log-in-Heartland-site. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352500–SA–06302025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s most recent annual financial statements required, and for the period covered by this report, by Regulation S-X are attached herewith.

(b)	The registrant’s financial highlights, audited for the latest 5 years as required in Regulation S-X, are attached herewith.

HEARTLAND FUNDS
AMERICA'S VALUE INVESTOR®

Consistent Discipline, Fundamental Value

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

June 30, 2025

Mid Cap Value Fund

Value Plus Fund

Value Fund

HEARTLAND FUNDS

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Semi-Annual Report | June 30, 2025	1

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.1%)
Automobiles (1.2%)
Thor Industries, Inc.	75,124	$6,671,762

Banks (2.0%)
PNC Financial Services Group, Inc.	36,609	6,824,650
Texas Capital Bancshares, Inc.(a)	56,652	4,498,169
		11,322,819
Building Products (2.0%)
A.O. Smith Corp.	167,251	10,966,648

Capital Markets (4.4%)
FactSet Research Systems, Inc.	12,721	5,689,849
Northern Trust Corp.	117,277	14,869,551
Raymond James Financial, Inc.	24,500	3,757,565
		24,316,965
Chemicals (2.2%)
PPG Industries, Inc.	109,219	12,423,661

Consumer Staples Distribution & Retail (1.9%)
Sysco Corp.	140,641	10,652,149

Containers & Packaging (4.1%)
Ball Corp.	262,787	14,739,723
International Paper Co.	100,174	4,691,148
Packaging Corp. of America	17,360	3,271,492
		22,702,363
Distributors (2.0%)
LKQ Corp.	300,200	11,110,402

Diversified Consumer Services (0.5%)
Grand Canyon Education, Inc.(a)	14,334	2,709,126

Electric Utilities (3.8%)
Exelon Corp.	258,918	11,242,220
FirstEnergy Corp.	247,655	9,970,590
		21,212,810
Electrical Equipment (1.3%)
Hubbell, Inc.	17,393	7,103,475

Electronic Equipment, Instruments & Components (7.0%)
TE Connectivity PLC	77,279	13,034,649
Teledyne Technologies, Inc.(a)	50,252	25,744,602
		38,779,251

Energy Equipment & Services (2.8%)
NOV, Inc.	1,278,808	15,895,583

Financial Services (0.6%)
Fidelity National Information Services, Inc.	39,602	3,223,999

Food Products (4.1%)
Hershey Co.	103,532	17,181,135
Ingredion, Inc.	40,145	5,444,465
		22,625,600
Ground Transportation (3.2%)
JB Hunt Transport Services, Inc.	101,301	14,546,824
Knight-Swift Transportation Holdings, Inc.	77,770	3,439,767
		17,986,591
Health Care Equipment & Supplies (4.9%)
Becton Dickinson & Co.	46,915	8,081,109
DENTSPLY SIRONA, Inc.	534,978	8,495,450
Smith & Nephew PLC (ADR)	344,373	10,548,145
		27,124,704
Health Care Providers & Services (4.3%)
Centene Corp.(a)	336,241	18,251,161
Quest Diagnostics, Inc.	30,965	5,562,243
		23,813,404
Hotels, Restaurants & Leisure (2.6%)
Aramark	106,436	4,456,475
Vail Resorts, Inc.	62,239	9,779,614
		14,236,089
Household Durables (3.5%)
DR Horton, Inc.	92,139	11,878,560
Mohawk Industries, Inc.(a)	73,761	7,733,103
		19,611,663
Household Products (1.8%)
Kimberly-Clark Corp.	78,071	10,064,913

Insurance (4.3%)
Everest Group, Ltd.	20,159	6,851,036
First American Financial Corp.	102,937	6,319,302
Old Republic International Corp.	126,474	4,861,661
Willis Towers Watson PLC	18,704	5,732,776
		23,764,775
Machinery (6.4%)
Donaldson Co., Inc.	216,841	15,037,924
Lincoln Electric Holdings, Inc.	41,460	8,595,487
Middleby Corp.(a)	81,516	11,738,304
		35,371,715

Marine Transportation (1.0%)
Kirby Corp.(a)	48,366	5,485,188

Multi-Utilities (0.9%)
WEC Energy Group, Inc.	47,839	4,984,824

Oil, Gas & Consumable Fuels (4.0%)
Coterra Energy, Inc.	224,580	5,699,840
EOG Resources, Inc.	128,301	15,346,083
Valero Energy Corp.	10,550	1,418,131
		22,464,054
Passenger Airlines (0.5%)
Southwest Airlines Co.	84,274	2,733,849

Pharmaceuticals (3.0%)
Perrigo Co. PLC	632,199	16,892,357

Professional Services (4.1%)
Leidos Holdings, Inc.	83,461	13,166,808
Robert Half, Inc.	239,765	9,842,353
		23,009,161
Residential REITs (2.9%)
Camden Property Trust	46,771	5,270,624
Essex Property Trust, Inc.	39,112	11,084,341
		16,354,965
Semiconductors & Semiconductor Equipment (4.1%)
Lam Research Corp.	68,290	6,647,348
ON Semiconductor Corp.(a)	199,882	10,475,816
Qorvo, Inc.(a)	68,602	5,824,996
		22,948,160
Specialized REITs (4.0%)
Public Storage	75,478	22,146,755

Specialty Retail (2.3%)
CarMax, Inc.(a)	186,999	12,568,203

Trading Companies & Distributors (1.4%)
Watsco, Inc.	17,883	7,897,491

TOTAL COMMON STOCKS
(Cost $511,688,928)		$551,175,474

The accompanying Notes to Financial Statements are an integral part of these Statements.

2	www.heartlandadvisors.com

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	INTEREST	PAR
	RATE	AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.0%)
Time Deposits (1.0%)
JPM Chase (New York)(b)	3.68%	$5,388,177	$5,388,177

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,388,177)			$5,388,177

TOTAL INVESTMENTS - (100.0%)
(Cost $517,077,105)			$556,563,651
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)			(261,644)
TOTAL NET ASSETS - (100.0%)			$556,302,007

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2025	3

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.7%)
Aerospace & Defense (0.5%)
Hexcel Corp.	25,000	$1,412,250

Automobiles (1.7%)
Thor Industries, Inc.	50,000	4,440,500

Banks (17.6%)
Associated Banc-Corp	300,000	7,317,000
FB Financial Corp.	225,000	10,192,500
FNB Corp.	500,000	7,290,000
Glacier Bancorp, Inc.	190,000	8,185,200
Seacoast Banking Corp. of Florida	375,000	10,357,500
Texas Capital Bancshares, Inc.(a)	50,000	3,970,000
		47,312,200
Building Products (2.7%)
Builders FirstSource, Inc.(a)	15,000	1,750,350
Hayward Holdings, Inc.(a)	400,000	5,520,000
		7,270,350
Capital Markets (5.8%)
Artisan Partners Asset Management, Inc. (Class A)	115,000	5,097,950
Stifel Financial Corp.	100,000	10,378,000
		15,475,950
Chemicals (1.8%)
Sensient Technologies Corp.	50,000	4,926,000

Commercial Services & Supplies (2.7%)
Brady Corp. (Class A)	105,000	7,136,850

Construction & Engineering (2.7%)
Granite Construction, Inc.	77,500	7,247,025

Consumer Finance (2.5%)
FirstCash, Inc.	50,000	6,757,000

Distributors (0.5%)
LKQ Corp.	32,500	1,202,825

Electronic Equipment, Instruments & Components (4.1%)
CTS Corp.	190,000	8,095,900
Littelfuse, Inc.	12,500	2,834,125
		10,930,025
Energy Equipment & Services (2.0%)
ChampionX Corp.	175,000	4,347,000
NOV, Inc.	90,000	1,118,700
		5,465,700

Financial Services (2.1%)
MGIC Investment Corp.	200,000	5,568,000

Food Products (1.9%)
Hormel Foods Corp.	80,000	2,420,000
The Campbell's Company	87,500	2,681,875
		5,101,875
Gas Utilities (3.0%)
New Jersey Resources Corp.	70,000	3,137,400
ONE Gas, Inc.	70,000	5,030,200
		8,167,600
Ground Transportation (0.5%)
Knight-Swift Transportation Holdings, Inc.	30,000	1,326,900

Health Care Equipment & Supplies (6.3%)
Envista Holdings Corp.(a)	475,000	9,281,500
Haemonetics Corp.(a)	40,000	2,984,400
Smith & Nephew PLC (ADR)	150,000	4,594,500
		16,860,400
Household Durables (3.3%)
Century Communities, Inc.	80,000	4,505,600
Mohawk Industries, Inc.(a)	42,500	4,455,700
		8,961,300
Industrial REITs (1.6%)
EastGroup Properties, Inc.	25,000	4,178,000

Insurance (3.8%)
Selective Insurance Group, Inc.	30,000	2,599,500
The Hanover Insurance Group, Inc.	45,000	7,644,150
		10,243,650
Leisure Products (1.1%)
Acushnet Holdings Corp.	40,000	2,912,800

Machinery (7.7%)
Enerpac Tool Group Corp. (Class A)	125,000	5,070,000
Gates Industrial Corp. PLC(a)	400,000	9,212,000
Lindsay Corp	45,000	6,491,250
		20,773,250
Metals & Mining (2.5%)
Materion Corp.	85,000	6,746,450

Multi-Utilities (1.2%)
Northwestern Energy Group, Inc.	65,000	3,334,500

Oil, Gas & Consumable Fuels (2.8%)
Antero Resources Corp.(a)	40,000	1,611,200
Matador Resources Co.	125,000	5,965,000
		7,576,200

Pharmaceuticals (1.3%)
Prestige Consumer Healthcare, Inc.(a)	42,500	3,393,625

Residential REITs (3.2%)
Camden Property Trust	75,000	8,451,750

Semiconductors & Semiconductor Equipment (5.6%)
Lattice Semiconductor Corp.(a)	75,000	3,674,250
Semtech Corp.(a)	125,000	5,642,500
Silicon Motion Technology Corp. (ADR)	75,000	5,637,750
		14,954,500
Specialized REITs (5.1%)
Lamar Advertising Co. (Class A)	72,500	8,798,600
PotlatchDeltic Corp.	125,000	4,796,250
		13,594,850
Specialty Retail (1.7%)
CarMax, Inc.(a)	50,000	3,360,500
Valvoline, Inc.(a)	35,000	1,325,450
		4,685,950
Textiles, Apparel & Luxury Goods (0.4%)
VF Corp.	100,000	1,175,000

TOTAL COMMON STOCKS
(Cost $242,234,527)		$267,583,275

	INTEREST	PAR
	RATE	AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York)(b)	3.68%	$955,471	$955,471

TOTAL SHORT-TERM INVESTMENTS
(Cost $955,471)			$955,471

TOTAL INVESTMENTS - (100.0%)
(Cost $243,189,998)			$268,538,746
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(c)			(98,919)
TOTAL NET ASSETS - (100.0%)			$268,439,827

The accompanying Notes to Financial Statements are an integral part of these Statements.

4	www.heartlandadvisors.com

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.4%)
Aerospace & Defense (0.9%)
Hexcel Corp.	125,000	$7,061,250

Automobile Components (1.4%)
Linamar Corp. (CAD)(d)	140,000	6,662,016
Phinia, Inc.	100,000	4,449,000
		11,111,016
Automobiles (0.6%)
Thor Industries, Inc.	50,000	4,440,500

Banks (14.2%)
Associated Banc-Corp	400,000	9,756,000
Capital City Bank Group, Inc.	500,000	19,675,000
Community Trust Bancorp, Inc.	150,000	7,938,000
Customers Bancorp, Inc.(a)	150,000	8,811,000
First Internet Bancorp	200,000	5,380,000
Glacier Bancorp, Inc.	200,000	8,616,000
Heritage Financial Corp.	275,000	6,556,000
MidWestOne Financial Group, Inc.	140,616	4,045,522
Seacoast Banking Corp. of Florida	300,000	8,286,000
Texas Capital Bancshares, Inc.(a)	275,000	21,835,000
TriCo Bancshares	250,000	10,122,500
		111,021,022
Chemicals (1.9%)
Orion SA	600,000	6,294,000
Quaker Chemical Corp.	75,000	8,395,500
		14,689,500
Commercial Services & Supplies (1.5%)
Healthcare Services Group, Inc.(a)	400,000	6,012,000
Perma-Fix Environmental Services, Inc.(a)	400,000	4,208,000
Quad/Graphics, Inc. (Class A)	300,000	1,695,000
		11,915,000
Communications Equipment (1.6%)
AudioCodes, Ltd.	700,000	6,874,000
Lantronix, Inc.(a)	1,930,000	5,539,100
		12,413,100
Construction & Engineering (2.6%)
NWPX Infrastructure, Inc.(a)	300,000	12,303,000
Primoris Services Corp.	100,000	7,794,000
		20,097,000
Construction Materials (0.5%)
Knife River Corp.(a)	45,000	3,673,800

Consumer Finance (2.2%)
Encore Capital Group, Inc.(a)	200,000	7,742,000
Ezcorp, Inc. (Class A)(a)	700,000	9,716,000
		17,458,000
Diversified Consumer Services (5.0%)
Carriage Services, Inc.	207,300	9,481,902
Lincoln Educational Services Corp.(a)	1,295,807	29,868,351
		39,350,253
Diversified REITs (1.7%)
Alexander & Baldwin, Inc.	400,000	7,132,000
Alpine Income Property Trust, Inc.	422,980	6,222,036
		13,354,036
Electrical Equipment (0.9%)
Sensata Technologies Holding PLC	50,000	1,505,500
Thermon Group Holdings, Inc.(a)	200,000	5,616,000
		7,121,500
Electronic Equipment, Instruments & Components (0.6%)
Benchmark Electronics, Inc.	125,000	4,853,750

Energy Equipment & Services (0.3%)
NOV, Inc.	200,000	2,486,000

Entertainment (0.8%)
DoubleDown Interactive Co., Ltd. (ADR)(a)	400,000	3,828,000
Marcus Corp. (Class A)	150,000	2,529,000
		6,357,000
Financial Services (5.6%)
Cass Information Systems, Inc.	345,682	15,019,883
EVERTEC, Inc.	110,000	3,965,500
MGIC Investment Corp.	450,000	12,528,000
Radian Group, Inc.	350,000	12,607,000
		44,120,383
Food Products (2.9%)
Calavo Growers, Inc.	275,000	7,312,250
John B Sanfilippo & Son, Inc.	10,000	632,400
Mama's Creations, Inc.(a)	300,000	2,490,000
Seaboard Corp.	2,000	5,722,400
SunOpta, Inc.(a)	1,100,000	6,380,000
		22,537,050
Gas Utilities (2.2%)
National Fuel Gas Co.	50,000	4,235,500
UGI Corp.	350,000	12,747,000
		16,982,500

Ground Transportation (1.1%)
Lyft, Inc. (Class A)(a)	200,000	3,152,000
Marten Transport, Ltd.	400,000	5,196,000
		8,348,000
Health Care Equipment & Supplies (4.4%)
Accuray, Inc.(a)	2,500,000	3,425,000
DENTSPLY SIRONA, Inc.	800,000	12,704,000
Haemonetics Corp.(a)	100,000	7,461,000
Integer Holdings Corp.(a)	40,000	4,918,800
Teleflex, Inc.	50,000	5,918,000
		34,426,800
Health Care Providers & Services (0.3%)
InfuSystem Holdings, Inc.(a)	425,000	2,652,000

Hotels, Restaurants & Leisure (1.6%)
Papa John's International, Inc.	100,000	4,894,000
Potbelly Corp.(a)	650,000	7,962,500
		12,856,500
Household Durables (3.1%)
Century Communities, Inc.	250,000	14,080,000
Mohawk Industries, Inc.(a)	100,000	10,484,000
		24,564,000
Industrial REITs (1.2%)
Plymouth Industrial REIT, Inc.	600,000	9,636,000

Insurance (2.9%)
International General Insurance Holdings, Ltd.	300,000	7,206,000
Stewart Information Services Corp.	125,000	8,137,500
Tiptree, Inc.	300,000	7,074,000
		22,417,500
Machinery (4.8%)
Astec Industries, Inc.	175,000	7,295,750
Chart Industries, Inc.(a)	100,000	16,465,000
Columbus McKinnon Corp.	450,000	6,871,500
Gates Industrial Corp. PLC(a)	300,000	6,909,000
		37,541,250
Metals & Mining (5.7%)
Algoma Steel Group, Inc.	500,000	3,445,000
Centerra Gold, Inc.	1,800,000	12,978,000
Eldorado Gold Corp.(a)	600,000	12,204,000
Major Drilling Group International, Inc. (CAD)(a)(d)	1,000,000	6,506,334
New Gold, Inc.(a)	2,000,000	9,900,000
		45,033,334

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2025	5

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

Oil, Gas & Consumable Fuels (4.2%)
Centrus Energy Corp. (Class A)(a)	90,000	16,486,200
Magnolia Oil & Gas Corp. (Class A)	300,000	6,744,000
Viper Energy, Inc.	250,000	9,532,500
		32,762,700
Passenger Airlines (0.5%)
Alaska Air Group, Inc.(a)	85,000	4,205,800

Pharmaceuticals (1.0%)
Perrigo Co. PLC	300,000	8,016,000

Professional Services (3.5%)
Barrett Business Services, Inc.	450,000	18,760,500
Hudson Global, Inc.(a)(e)	195,568	1,664,284
Science Applications International Corp.	60,000	6,756,600
		27,181,384
Real Estate Management & Development (1.0%)
Forestar Group, Inc.(a)	400,000	8,000,000

Residential REITs (2.2%)
BSR Real Estate Investment Trust (CAD)(d)	1,300,000	16,935,561

Semiconductors & Semiconductor Equipment (3.4%)
Photronics, Inc.(a)	350,000	6,590,500
Silicon Motion Technology Corp. (ADR)	266,100	20,002,737
		26,593,237
Software (2.1%)
I3 Verticals, Inc. (Class A)(a)	586,742	16,123,670

Specialized REITs (2.4%)
National Storage Affiliates Trust	400,000	12,796,000
PotlatchDeltic Corp.	155,000	5,947,350
		18,743,350
Specialty Retail (0.7%)
Academy Sports & Outdoors, Inc.	125,000	5,601,250

Trading Companies & Distributors (1.6%)
Custom Truck One Source, Inc.(a)	1,123,391	5,549,551
DNOW, Inc.(a)	450,000	6,673,500
		12,223,051

Water Utilities (2.3%)
Consolidated Water Co., Ltd.	225,000	6,754,500
Global Water Resources, Inc.	450,000	4,585,500
Pure Cycle Corp.(a)	627,264	6,724,270
		18,064,270

TOTAL COMMON STOCKS
(Cost $570,630,327)		$762,968,317

	INTEREST	PAR
	RATE	AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.3%)
Time Deposits (2.3%)
JPM Chase (New York)(b)	3.68%	$16,918,659	$16,918,659

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,918,659)			$16,918,659

TOTAL INVESTMENTS - (99.7%)
(Cost $587,548,986)			$779,886,976
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			3,343,591
TOTAL NET ASSETS - (100.0%)			$783,230,567

The accompanying Notes to Financial Statements are an integral part of these Statements.

6	www.heartlandadvisors.com

HEARTLAND FUNDS	SCHEDULES OF INVESTMENTS - FOOTNOTES

June 30, 2025 (Unaudited)

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of June 30, 2025.
(c)	Less than 0.005%.
(d)	Traded in a foreign country.
(e)	Affiliated company. See Note 10 to Notes to Financial Statements.

Common Abbreviations:

ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2025	7

HEARTLAND FUNDS	STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

	MID CAP VALUE
	FUND	VALUE PLUS FUND	VALUE FUND
ASSETS:
Investments in securities, at cost(a)	$517,077,105	$243,189,998	$587,548,986
Investments in securities, at value	$556,563,651	$268,538,746	$778,222,692
Investments in affiliates, at value (See Note 10)	–	–	1,664,284
Total Investments, at value	556,563,651	268,538,746	779,886,976
Receivable for securities sold	–	–	3,021,974
Accrued dividends and interest	676,409	163,023	809,768
Receivable for capital shares issued	68,705	45,812	99,874
Prepaid expenses	46,906	35,724	93,815
Total Assets	557,355,671	268,783,305	783,912,407

LIABILITIES:
Payable for securities purchased	–	–	174,798
Payable for capital shares redeemed	758,379	185,749	170,356
Accrued expenses
Management fees	67,559	35,987	111,876
Distribution fees - Investor Class	9,625	7,952	18,475
Fund accounting fees	52,937	26,649	70,605
Transfer agency fees	120,918	49,019	91,772
Custody fees	7,190	4,010	8,694
Audit fees	12,357	12,433	12,288
Legal fees	14,162	8,113	9,622
Printing fees	10,537	10,085	13,354
Other	–	3,481	–
Total Liabilities	1,053,664	343,478	681,840
TOTAL NET ASSETS	$556,302,007	$268,439,827	$783,230,567

NET ASSETS CONSIST OF:
Paid-in capital	$493,239,570	$266,293,102	$540,984,025
Total distributable earnings	63,062,437	2,146,725	242,246,542
TOTAL NET ASSETS	$556,302,007	$268,439,827	$783,230,567

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:
INVESTOR CLASS:
Net assets	$201,128,423	$165,889,505	$646,279,601
Shares outstanding	14,860,510	4,952,961	13,167,323
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.53	$33.49	$49.08
INSTITUTIONAL CLASS:
Net assets	$355,173,584	$102,550,322	$136,950,966
Shares outstanding	26,066,774	3,083,280	2,708,394
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.63	$33.26	$50.57

(a)	Includes cost of investments in affiliates of $– for the Mid Cap Value Fund, $- for the Value Plus Fund and $6,904,732 for the Value Fund. See Note 10 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

8	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	MID CAP VALUE
	FUND	VALUE PLUS FUND	VALUE FUND
INVESTMENT INCOME:
Dividends(a)	$6,641,878	$2,680,662	$7,109,968
Interest	76,544	80,263	158,656
Securities lending, net	10,884	–	–
Foreign taxes withheld	–	(375)	(116,616)
Total Investment Income	6,729,306	2,760,550	7,152,008

EXPENSES:
Management fees	2,027,937	961,029	2,774,243
Distribution fees - Investor Class	241,656	215,200	542,655
Transfer agency fees	319,461	200,587	296,332
Fund accounting fees	98,268	54,078	133,238
Custodian fees	17,723	9,217	23,210
Printing, Postage and communication fees	15,785	14,478	18,312
Legal fees	46,654	25,244	56,968
Registration fees	12,204	18,518	16,246
Directors' fees	56,135	28,428	72,709
Audit and tax fees	12,564	12,555	12,602
Insurance fees	22,664	9,361	25,266
Other expenses	21,517	12,985	23,122
Total Expenses before waivers	2,892,568	1,561,680	3,994,903
Expenses waived by investment advisor (See Note 6)	(349,044)	–	–
Total Expenses after waivers	2,543,524	1,561,680	3,994,903
NET INVESTMENT INCOME	4,185,782	1,198,870	3,157,105

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Net realized gains (losses) on:
Investments	16,551,072	(7,929,347)	36,385,951
Investments - Affiliated securities (See Note 10)	–	–	(1,852,383)
Written options	–	–	212,694
Foreign currency translation	–	–	2,245
Net change in unrealized appreciation (depreciation) on:
Investments	(14,455,576)	(13,612,911)	(18,176,774)
Investments - Affiliated securities (See Note 10)	–	–	755,376
Written options	–	–	(205,944)
Foreign currency translation	–	–	1,742
TOTAL REALIZED & UNREALIZED NET GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	2,095,496	(21,542,258)	17,122,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,281,278	$(20,343,388)	$20,280,012

(a)	Includes $- received from affiliated issuers held by the Value Fund. See Note 10 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2025	9

HEARTLAND FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		VALUE PLUS FUND		VALUE FUND
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
FROM INVESTMENT OPERATIONS:
Net investment income	$4,185,782	$6,788,940	$1,198,870	$1,594,444	$3,157,105	$6,067,910
Net realized gains (losses)	16,551,072	39,377,299	(7,929,347)	(14,604,329)	34,748,507	68,987,801
Net change in unrealized appreciation (depreciation)	(14,455,576)	(21,149,563)	(13,612,911)	9,756,089	(17,625,600)	32,029,791
Net increase (decrease) in net assets resulting from operations	6,281,278	25,016,676	(20,343,388)	(3,253,796)	20,280,012	107,085,502

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	–	(12,375,371)	–	(5,696,010)	–	(54,099,136)
Institutional Class	–	(21,952,703)	–	(2,856,394)	–	(9,310,824)
Total distributions to shareholders	–	(34,328,074)	–	(8,552,404)	–	(63,409,960)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	5,535,500	13,166,315	3,227,306	5,620,466	8,858,954	12,847,892
Dividends reinvested	–	12,058,655	–	5,567,156	–	51,549,121
Value of shares redeemed(a)	(24,210,009)	(47,373,557)	(18,764,442)	(56,051,416)	(34,874,392)	(71,245,623)
Total Investor Class	(18,674,509)	(22,148,587)	(15,537,136)	(44,863,794)	(26,015,438)	(6,848,610)
Institutional Class
Proceeds from shares issued	137,449,547	141,753,223	36,634,559	15,811,131	22,017,433	24,226,616
Dividends reinvested	–	21,521,025	–	2,767,284	–	8,988,957
Value of shares redeemed(a)	(160,699,777)	(167,459,515)	(14,486,187)	(69,902,613)	(2,904,582)	(7,046,965)
Total Institutional Class	(23,250,230)	(4,185,267)	22,148,372	(51,324,198)	19,112,851	26,168,608
Net increase (decrease) in net assets derived from capital transactions	(41,924,739)	(26,333,854)	6,611,236	(96,187,992)	(6,902,587)	19,319,998

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,643,461)	(35,645,252)	(13,732,152)	(107,994,192)	13,377,425	62,995,540
NET ASSETS AT THE BEGINNING OF THE PERIOD	591,945,468	627,590,720	282,171,979	390,166,171	769,853,142	706,857,602
NET ASSETS AT THE END OF THE PERIOD	$556,302,007	$591,945,468	$268,439,827	$282,171,979	$783,230,567	$769,853,142

FUND SHARE TRANSACTIONS
Investor Class
Shares Issued	414,463	933,591	96,723	154,370	189,867	266,613
Reinvested Shares	–	895,888	–	155,594	–	1,080,692
Shares Redeemed	(1,812,102)	(3,337,205)	(560,339)	(1,545,663)	(753,724)	(1,490,109)
Net decrease resulting from share transactions	(1,397,639)	(1,507,726)	(463,616)	(1,235,699)	(563,857)	(142,804)
Institutional Class
Shares Issued	10,379,045	9,938,443	1,050,306	440,557	455,281	482,435
Reinvested Shares	–	1,590,615	–	77,998	–	183,074
Shares Redeemed	(11,848,035)	(11,640,250)	(446,071)	(1,958,305)	(60,640)	(141,649)
Net increase (decrease) resulting from share transactions	(1,468,990)	(111,192)	604,235	(1,439,750)	394,641	523,860

(a)	Value of shares redeemed includes amounts for early redemption fees. See Note 7 in Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

10	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)(c)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Total distributions	Net asset value, end of period
MID CAP VALUE FUND
Investor Class
June 30, 2025 (Unaudited)	$13.47	$0.09	$(0.03)	$0.06	$–	$–	$–	$13.53
December 31, 2024	13.77	0.13	0.37	0.50	(0.11)	(0.69)	(0.80)	13.47
December 31, 2023	12.38	0.12	1.53	1.65	(0.09)	(0.17)	(0.26)	13.77
December 31, 2022	13.47	0.09	(0.50)	(0.41)	(0.07)	(0.61)	(0.68)	12.38
December 31, 2021	13.03	0.14	3.53	3.67	(0.12)	(3.11)	(3.23)	13.47
December 31, 2020	12.24	0.13	0.72	0.85	(0.06)	–	(0.06)	13.03
Institutional Class
June 30, 2025 (Unaudited)	$13.54	$0.11	$(0.02)	$0.09	$–	$–	$–	$13.63
December 31, 2024	13.85	0.17	0.36	0.53	(0.15)	(0.69)	(0.84)	13.54
December 31, 2023	12.44	0.15	1.56	1.71	(0.13)	(0.17)	(0.30)	13.85
December 31, 2022	13.53	0.13	(0.51)	(0.38)	(0.10)	(0.61)	(0.71)	12.44
December 31, 2021	13.08	0.18	3.54	3.72	(0.16)	(3.11)	(3.27)	13.53
December 31, 2020	12.27	0.17	0.71	0.88	(0.07)	–	(0.07)	13.08
VALUE PLUS FUND
Investor Class
June 30, 2025 (Unaudited)	$35.83	$0.13	$(2.47)	$(2.34)	$–	$–	$–	$33.49
December 31, 2024	37.02	0.16	(0.28)	(0.12)	(0.17)	(0.90)	(1.07)	35.83
December 31, 2023	36.87	0.32	0.36	0.68	(0.33)	(0.20)	(0.53)	37.02
December 31, 2022	39.68	0.19	(2.17)	(1.98)	(0.17)	(0.66)	(0.83)	36.87
December 31, 2021	39.55	0.31	9.54	9.85	(0.27)	(9.45)	(9.72)	39.68
December 31, 2020	35.48	0.20	4.28	4.48	(0.18)	(0.23)	(0.41)	39.55
Institutional Class
June 30, 2025 (Unaudited)	$35.54	$0.17	$(2.45)	$(2.28)	$–	$–	$–	$33.26
December 31, 2024	36.73	0.24	(0.25)	(0.01)	(0.28)	(0.90)	(1.18)	35.54
December 31, 2023	36.58	0.40	0.38	0.78	(0.43)	(0.20)	(0.63)	36.73
December 31, 2022	39.39	0.28	(2.16)	(1.88)	(0.27)	(0.66)	(0.93)	36.58
December 31, 2021	39.33	0.42	9.48	9.90	(0.39)	(9.45)	(9.84)	39.39
December 31, 2020	35.28	0.27	4.29	4.56	(0.28)	(0.23)	(0.51)	39.33
VALUE FUND
Investor Class
June 30, 2025 (Unaudited)	$47.78	$0.19	$1.11	$1.30	$–	$–	$–	$49.08
December 31, 2024	44.99	0.39	6.66	7.05	(0.39)	(3.87)	(4.26)	47.78
December 31, 2023	40.55	0.33	6.65	6.98	(0.33)	(2.21)	(2.54)	44.99
December 31, 2022	46.43	0.17	(4.83)	(4.66)	(0.17)	(1.05)	(1.22)	40.55
December 31, 2021	43.27	0.01	9.41	9.42	(0.07)	(6.19)	(6.26)	46.43
December 31, 2020	38.54	0.08	4.98	5.06	(0.14)	(0.19)	(0.33)	43.27
Institutional Class
June 30, 2025 (Unaudited)	$49.18	$0.24	$1.15	$1.39	$–	$–	$–	$50.57
December 31, 2024	46.19	0.49	6.84	7.33	(0.47)	(3.87)	(4.34)	49.18
December 31, 2023	41.58	0.42	6.82	7.24	(0.42)	(2.21)	(2.63)	46.19
December 31, 2022	47.58	0.23	(4.97)	(4.74)	(0.21)	(1.05)	(1.26)	41.58
December 31, 2021	44.21	0.08	9.62	9.70	(0.14)	(6.19)	(6.33)	47.58
December 31, 2020	39.36	0.13	5.10	5.23	(0.19)	(0.19)	(0.38)	44.21

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2025	11

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

Total Return		Net assets, end of period (in thousands)	Percentage of expenses to average net assets		Percentage of net investment income (loss) to average net assets		Percentage of expenses to average net assets before waivers		Percentage of expenses to average net assets after waivers		Percentage of net investment income (loss) to average net assets before waiver		Percentage of net investment income (loss) to average net assets after waivers		Portfolio turnover rate(d)

0.45	%(e)(f)	$201,128	N/A		N/A		1.24	%(g)	1.09	%(g)	1.25	%(g)	1.40	%(g)	44	%(e)
3.62	(f)	218,998	N/A		N/A		1.18		1.10		0.82		0.90		62
13.37	(f)	244,716	N/A		N/A		1.17		1.10		0.83		0.90		84
(3.01	)(f)	209,035	N/A		N/A		1.16		1.10		0.62		0.68		66
28.12	(f)	227,242	N/A		N/A		1.17		1.10		0.82		0.89		86
6.93	(f)	189,119	N/A		N/A		1.35		1.10		0.96		1.21		68	(h)

0.66	%(e)(f)	$355,174	N/A		N/A		0.97	%(g)	0.85	%(g)	1.52	%(g)	1.64	%(g)	44	%(e)
3.81	(f)	372,948	N/A		N/A		0.99		0.85		1.03		1.16		62
13.72	(f)	382,875	N/A		N/A		0.95		0.85		1.03		1.13		84
(2.78	)(f)	141,756	N/A		N/A		1.04		0.85		0.78		0.98		66
28.39	(f)	81,916	N/A		N/A		0.98		0.85		1.04		1.17		86
7.18	(f)	40,960	N/A		N/A		1.20		0.86		1.13		1.47		68	(h)

(6.53	)%(e)	$165,890	1.24%		0.76%		N/A		N/A		N/A		N/A		29	%(e)
(0.31)		194,078	1.21		0.43		N/A		N/A		N/A		N/A		68
1.83		246,240	1.18		0.87		N/A		N/A		N/A		N/A		53
(4.95)		272,008	1.22		0.51		N/A		N/A		N/A		N/A		48
24.85		313,703	1.15		0.64		N/A		N/A		N/A		N/A		58
12.64		269,451	1.23		0.63		N/A		N/A		N/A		N/A		90

(6.42	)%(e)	$102,550	N/A		N/A		0.97	%(g)	0.97	%(g)	1.06	%(g)	1.06	%(g)	29	%(e)
(0.02)		88,094	N/A		N/A		0.94		0.94		0.68		0.68		68
2.11		143,926	N/A		N/A		0.92		0.92		1.09		1.09		53
(4.75)		164,367	N/A		N/A		1.01		0.99		0.74		0.76		48
25.11		174,912	N/A		N/A		0.92		0.92		0.88		0.88		58
12.93		108,110	N/A		N/A		0.97		0.97		0.84		0.84		90

2.72	%(e)	$646,280	1.11%		0.82%		N/A		N/A		N/A		N/A		19	%(e)
15.68		656,068	1.06		0.80		N/A		N/A		N/A		N/A		34
17.13		624,176	1.07		0.77		N/A		N/A		N/A		N/A		43
(9.99)		580,421	1.09		0.41		N/A		N/A		N/A		N/A		45
21.81		684,923	1.04		0.03		N/A		N/A		N/A		N/A		45
13.14		606,172	1.10		0.22		N/A		N/A		N/A		N/A		49

2.83	%(e)	$136,951	0.92	%(g)	0.92	%(g)	N/A		N/A		1.03	%(g)	1.03	%(g)	19	%(e)
15.88		113,785	N/A		N/A		0.91		0.91		0.98		0.98		34
17.31		82,682	N/A		N/A		0.89		0.89		0.95		0.95		43
(9.91)		60,379	N/A		N/A		0.98		0.98		0.52		0.52		45
21.96		67,901	N/A		N/A		0.92		0.92		0.15		0.15		45
13.31		58,060	N/A		N/A		0.95		0.95		0.38		0.38		49

The accompanying Notes to Financial Statements are an integral part of these Statements.

12	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS - FOOTNOTES

(a)	Redemption fees represent less than $.01 on a per share basis.
(b)	Calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Portfolio turnover rate is calculated at the Fund level.
(e)	Not annualized.
(f)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(g)	Annualized.
(h)	For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchases of $58,658,022 and sold of $36,894,276 in the effort to realign the Mid Cap Value Fund’s portfolio holdings after the reorganization of the ALPS | WMC Research Value Fund into the Mid Cap Value Fund and the value of securities purchased of $2,929,666 and sold of $1,852,981 after the reorganization of the Heartland Select Value Fund into the Mid Cap Value Fund.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2025	13

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

1. ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”), or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE, that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to the oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Funds are declared and paid at least annually. Dividends from the Funds are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually. During the fiscal year ended December 31, 2024, the Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at December 31, 2024, the following reclassifications were made to increase (decrease) such amounts:

	TOTAL DISTRIBUTABLE
	EARNINGS	PAID-IN CAPITAL
MID CAP VALUE FUND	$(5,297,865)	$5,297,865
VALUE PLUS FUND	4,994	(4,994)
VALUE FUND	(2,757,092)	2,757,092

14	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)	Investment income and realized and unrealized gains or losses on investments, options, and translation of assets in foreign currency are allocated to each Fund’s share class based on their respective net assets. The Funds and share classes are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among the Funds and respective share classes in proportion to their respective net assets, number of open shareholder accounts, number of funds, or some combination thereof, as applicable.

(f)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(g)	As of June 30, 2025, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(h)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of June 30, 2025, the Funds did not hold any restricted securities.

(i)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(j)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the year. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Funds’ internal organizational structure.

The Funds use the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Funds’ chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Funds’ CODM has been identified as the Advisor, who reviews consolidated results presented within the Funds’ financial statements when making decisions about allocating resources and assessing performance of the Funds. The CODM determined that the Funds have only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Funds, against which the CODM assesses performance.

Semi-Annual Report | June 30, 2025	15

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

3. FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 –	Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.
Level 3 –	Significant unobservable prices or inputs (includes the Advisor's own assumptions, as the Board's valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2025:

MID CAP VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$551,175,474	$–	$–	$551,175,474
Short-Term Investments	5,388,177	–	–	5,388,177
Total	$556,563,651	$–	$–	$556,563,651

VALUE PLUS FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$267,583,275	$–	$–	$267,583,275
Short-Term Investments	955,471	–	–	955,471
Total	$268,538,746	$–	$–	$268,538,746

VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$762,968,317	$–	$–	$762,968,317
Short-Term Investments	16,918,659	–	–	16,918,659
Total	$779,886,976	$–	$–	$779,886,976

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the six month period ended June 30, 2025, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each Fund currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

16	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Options Contracts

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Value Fund was invested in options during the six month period ended June 30, 2025. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the six month period ended June 30, 2025 was $83 and 17, respectively. As of June 30, 2025, the Funds did not hold any options contracts.

The effect of derivatives instruments on the Statements of Operations for the six month period ended June 30, 2025 was as follows:

VALUE FUND		Realized Gain on Derivatives Recognized in Income	Change in Unrealized Loss on Derivatives Recognized in Income
Equity Contracts (Written Options)	Net realized gains (losses) on written options / Net change in unrealized appreciation (depreciation) on written options	$212,694	$(205,944)
Total		$212,694	$(205,944)

Offsetting Arrangements

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets and liabilities, only following a specified event of default or early termination. There are no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2025.

5. SECURITIES LENDING

The Funds entered into an agreement with the Lending Agent, dated November 30, 2011, as amended (“Securities Lending Agreement”), that provided securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers were used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provided the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

Semi-Annual Report | June 30, 2025	17

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

On May 7, 2025, the Funds terminated their Securities Lending Agreement with Brown Brothers Harriman & Co.

For the period from January 1, 2025 through May 7, 2025, only the Mid Cap Value Fund had securities on loan. The Funds did not have any securities on loan as of June 30, 2025.

6. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Corporation entered into an investment advisory agreement with the Advisor to serve as investment advisor and manager to the Funds (the “Advisory Agreement”). The Mid Cap Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets, the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets, and the Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Mid Cap Value Fund to ensure that the Fund’s total annual fund operating expenses do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2027, and subject thereafter to annual renewal of the agreement by the Board. The operating expense limitation agreement can be terminated only with the consent of the Board. For the six month period ended June 30, 2025, expenses of $148,350 for Investor Class and $200,694 for Institutional Class were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Value Plus Fund, to the extent necessary to maintain the Institutional Class total annual fund operating expenses at a ratio of 0.99% of average daily net assets. This voluntary waiver/reimbursement may be discontinued at any time. For the six month period ended June 30, 2025, expenses of $0 for the Institutional Class Shares of the Value Plus Fund were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Corporation has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Plan”). Pursuant to the Plan, the Investor Class pays the Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of the Investor Class Shares of such Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Fund shares and providing shareholder services. Any fees paid to the Distributor under the Plan that are not used during a calendar year are reimbursed to the respective Fund’s Investor Class. Institutional Class shares are not subject to 12b-1 fees. During the six month period ended June 30, 2025, $227,268 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Plan. The Advisor and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $225,000 for all Funds, plus 1/10 basis point for each Fund’s annual net assets.

Transfer agent, fund accounting and fund administration services are provided by ALPS Fund Services, Inc. (“ALPS”). ALPS is an affiliate of the Distributor. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors, and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Funds. These fees may be in addition to any distribution, administrative, or shareholder servicing fees paid from the Funds’ assets to these financial intermediaries.

Officers and certain directors of the Corporation are also officers and/or directors of the Advisor; however, they receive no compensation from the Funds.

7. EARLY REDEMPTION FEE

To discourage market timing and other short-term trading, certain shares of the Funds that are redeemed or exchanged within 10 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the applicable Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as “paid-in capital”. The Funds retained redemption fees during the six month period ended June 30, 2025, as follows:

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
Investor Class	$430	$7	$10
Institutional Class	450	15	–
Total	$880	$22	$10

18	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

8. INVESTMENT TRANSACTIONS

During the six month period ended June 30, 2025, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) are noted below. During the same period, there were no purchases of long-term U.S. Government obligations.

	COST OF PURCHASES	PROCEEDS FROM SALES
MID CAP VALUE FUND	$241,010,234	$286,532,181
VALUE PLUS FUND	88,011,706	80,714,568
VALUE FUND	139,709,473	158,574,191

9. FEDERAL INCOME TAX INFORMATION

The Funds have qualified and intend to qualify as RICs under Subchapter M of the Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of each Fund’s distributions.

As of and during the six month period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2025, are displayed in the table below.

	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION)
MID CAP VALUE FUND	$521,196,493	$58,502,672	$(23,135,514)	$35,367,158
VALUE PLUS FUND	243,508,340	37,900,188	(12,869,782)	25,030,406
VALUE FUND	587,732,025	236,140,211	(43,985,260)	192,154,951

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

10. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the six month period ended June 30, 2025. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the six month period ended June 30, 2025.

SECURITY NAME	VALUE AS OF DECEMBER 31, 2024	PURCHASES	SALES	VALUE AS OF JUNE 30, 2025	SHARE BALANCE AS OF JUNE 30, 2025	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN/(LOSS)
Hudson Global, Inc.	$3,194,601	$–	$(433,310)	$1,664,284	195,568	$–	$755,376	$(1,852,383)
Total				$1,664,284	195,568	$–	$755,376	$(1,852,383)

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Semi-Annual Report | June 30, 2025	19

HEARTLAND FUNDS	ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

June 30, 2025 (Unaudited)

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

20	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

June 30, 2025 (Unaudited)

Not applicable.

Semi-Annual Report | June 30, 2025	21

HEARTLAND FUNDS	ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

June 30, 2025 (Unaudited)

Information regarding any Renumeration paid to Directors, Officers and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

22	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2025 (Unaudited)

The 1940 Act requires that the Funds’ Investment Advisory Agreement be approved by the vote of a majority of the Independent Directors, cast in the manner required by the 1940 Act, and the rules and regulations thereunder. At an in-person meeting held on May 6-7, 2025, the Board, including a majority of the Independent Directors, approved the continuation of the Funds’ Investment Advisory Agreement.

As part of the process of approving the continuation of the Investment Advisory Agreement, the directors reviewed the legal requirements governing their consideration of the Investment Advisory Agreement and the relevant factors that should be considered to inform their judgement. The Independent Directors also met in separate executive sessions with their independent legal counsel to discuss the continuation of the Investment Advisory Agreement. The directors recognized that each Fund’s fee arrangements are the result of years of review and discussion between the Independent Directors and Heartland Advisors, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these arrangements and information received during the course of the year and in prior years.

The directors’ approval of the continuation of the Investment Advisory Agreement was based on their consideration and evaluation of a variety of factors, which included, among other things: (1) the nature, extent, and quality of the services provided by Heartland Advisors, including the investment process used by Heartland Advisors; (2) the performance of each Fund in comparison to its benchmark index, a peer group and a comparison universe of similar mutual funds; (3) the advisory fees and total net operating expenses of each Fund, including comparative information with respect to a peer group and a comparison universe of similar mutual funds; (4) a comparison of Heartland Advisors’ services and the amounts paid by the Funds with those under Heartland Advisors’ agreements with other clients; (5) the profitability of Heartland Advisors with respect to each Fund; (6) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors; and (7) any benefits accruing to Heartland Advisors from its relationship with the Funds.

The following is a more detailed summary of certain of the factors and information considered by the directors:

MATERIALS RELATING TO THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY HEARTLAND ADVISORS:

●	A description of the services provided by the Advisor to each Fund;
●	The Investment Advisory Agreement between the Advisor and Heartland Group, Inc. on behalf of each Fund;
●	A summary of the qualifications and background of Heartland Advisors’ senior management personnel and portfolio management teams;
●	A summary of Heartland Advisors’ investment process for the Funds;
●	Information regarding Heartland Advisors’ risk management practices;
●	Information regarding Heartland Advisors’ marketing activities on behalf of the Funds;
●	Information regarding Heartland Advisors’ business continuity plan;
●	Information regarding initiatives to improve operations and services;
●	Heartland Advisors’ Form ADV Part 2A (brochure) and 2B (supplements);
●	Information regarding Heartland Advisors’ compliance program; and
●	Information regarding trading costs, brokerage commissions and best execution.

INFORMATION WITH RESPECT TO FUND PERFORMANCE AND EXPENSES:

●	Discussions with management regarding Fund performance and related performance data, including initiatives to improve Fund performance;
●	Discussions with management regarding the appropriateness of each Fund’s fee and expense levels; and
●	A Section 15(c) Report and related materials prepared by FUSE Research Network, LLC (“FUSE”), an independent third-party Section 15(c) report provider, using Morningstar, Inc. data comparing advisory fees, other expenses and the performance of each class of each Fund against a comparison universe as well as a smaller peer group of funds consisting of such Fund and other open-end funds classified by FUSE as having a similar investment strategy and a comparable asset level as the Fund.
●	Risk/return summary charts for each Fund, as provided by FUSE.

The Board did not consider information regarding Heartland Advisors’ performance for other managed accounts to be a material factor as it relates to evaluating the Funds’ performance.

MATERIALS RELATED TO HEARTLAND ADVISORS’ SERVICES TO OTHER ACCOUNTS:

●	A schedule of standard account minimums and fees for other accounts managed with investment strategies similar to the Funds; and
●	Information regarding the level of services provided by Heartland Advisors to the Funds as compared to Heartland Advisors’ other clients with investment strategies similar to the Funds.

Semi-Annual Report | June 30, 2025	23

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2025 (Unaudited)

MATERIALS RELATING TO PROFITABILITY AND ECONOMIES OF SCALE:

●	A profitability analysis prepared by management;
●	An independent study prepared by FUSE of the profitability of a group of publicly traded asset managers;
●	A summary of revenue-sharing arrangements that Heartland Advisors has with various financial intermediaries; and
●	A memorandum prepared by management discussing economies of scale and the appropriateness of the Funds’ investment advisory fees.

INFORMATION RELATING TO HEARTLAND ADVISORS’ FINANCIAL STRENGTH:

●	Heartland Advisors’ financial statements and independent auditor’s report for the years ended December 31, 2024, and December 31, 2023;
●	Consolidated financial statements of Heartland Advisors and its parent company and independent auditor’s report for the years ended December 31, 2024, and December 31, 2023;
●	Consolidated financial information for Heartland Advisors and its parent company for the first quarter ended March 31, 2025 (unaudited);
●	Heartland Advisors’ historical assets under management;
●	Consolidated financial projections of Heartland Advisors’ parent company; and
●	Heartland Advisors’ management succession and personnel contingency plan.

The Board also considered a memorandum from independent legal counsel that outlined the duties and responsibilities of the Board in connection with approving the continuation of the Investment Advisory Agreement.

In considering the documents and information listed above, the Independent Directors were assisted by their independent legal counsel who was present at all times at the May Board meetings and at the related executive sessions of the Independent Directors. In reviewing and discussing this information, the Independent Directors took into account information regularly provided at the Board’s quarterly meetings throughout the year regarding the services provided by Heartland Advisors, the performance of each Fund, expenses, the Funds’ compliance program, asset flows, sales and marketing updates and other relevant matters. After considering this information, the Board, including a majority of the Independent Directors, reached the following conclusions:

●	The nature and extent of the services provided by Heartland Advisors are appropriate for the investment objectives and programs of the Value Plus Fund, Value Fund and Mid Cap Value Fund and are appropriate to assure that each Fund’s operations are conducted in compliance with their investment objectives and strategies, and in compliance with applicable laws, rules and regulations.
●	Heartland Advisors provides a high quality of services to the Funds, based upon: (a) Heartland Advisors’ consistent value investment process, which has been in place for over 40 years; (b) the background and experience of Heartland Advisors’ senior management and the expertise of, and the amount of attention given to the Funds by, investment personnel of Heartland Advisors; (c) the extensive other services provided by Heartland Advisors that benefit the Funds, including compliance services, serving as the Board’s valuation designee for purposes of fair value determinations, serving as the Funds’ liquidity risk management program administrator, risk management services, business continuity services, oversight of service providers and other operational services, such as the provision of Fund officers and office space; and (d) the overall reputation and capabilities of Heartland Advisors. In addition, the Board considered that the Funds and their shareholders benefit from Heartland Advisors’ payments to financial intermediaries for the provision of distribution services and shareholder services.
●	With respect to the performance of each Fund, each Fund and its shareholders were likely to benefit from Heartland Advisors’ continued management. The Board determined that the long-term performance of the Mid Cap Value Fund has been satisfactory. The Board considered that the Mid Cap Value Fund has underperformed its benchmark index and peer group average for the one-year period ended December 31, 2024, has outperformed the benchmark index for the three-year, five-year, ten-year and since-inception periods and has outperformed its FUSE peer group average for the five-year, ten-year and since-inception periods while trailing the FUSE peer group average for the three-year period. With respect to the calendar year 2024 performance of the Mid Cap Value Fund, the directors considered the market backdrop in 2024 and the improved performance of the Mid Cap Value Fund in 2025. The Board noted that the long-term performance of the Value Fund has been satisfactory and considered the Fund’s improved relative performance. The Board noted that the Value Fund has outperformed its benchmark index and FUSE peer group average over the one-year, three-year and five-year periods ended December 31, 2024 and underperformed the index and FUSE peer group average for the ten-year and since-inception periods. With respect to the Value Plus Fund, the Board noted that the Fund has underperformed its benchmark index and its FUSE peer group average over all time periods. The directors considered the Advisor’s initiatives to improve performance for the Value Plus Fund and determined that the continuation of the Investment Advisory Agreement was in the best interests of the Fund’s shareholders.
●	The advisory fee charged to each Fund is fair and reasonable based on the nature, scope and quality of the services provided to the Fund, and those fees are competitive, considering all relevant circumstances, with fees paid by peer funds and fees charged by Heartland Advisors to other accounts it manages under similar investment strategies, as applicable.
●	The level of profitability realized by Heartland Advisors from its provision of services to each Fund is reasonable.

24	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

June 30, 2025 (Unaudited)

●	Heartland Advisors has sufficient financial resources and revenues to enable it to finance the provision and delivery of the services it is obligated to provide under the Investment Advisory Agreement and Heartland Advisors has used these resources and revenues to manage the operations of the Funds in an effective manner that is beneficial to shareholders.

The Board considered the extent to which economies of scale might be realized as each Fund grows and to the extent which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund shareholders. The directors concluded that the Mid Cap Value Fund’s current fee level represents an appropriate sharing of economies of scale with its shareholders, also noting the benefits to shareholders from the operating expense limitation agreement in place between Heartland Advisors and the Mid Cap Value Fund. The directors concluded that the Value Fund’s current fee level represents an appropriate sharing of economies of scale with its shareholders given its asset size and style of product. With respect to the Value Plus Fund, the directors did not consider economies of scale to be a material factor in light of the Fund’s current asset size and management fee.

The Board considered other benefits to Heartland Advisors from serving as advisor to the Funds (in addition to the advisory fee). The Board considered the benefits to Heartland Advisors from soft dollar arrangements whereby Heartland Advisors receives proprietary and third-party investment research and related services from broker-dealers that execute portfolio trades for the Funds. The Board considered that the research services received from such broker-dealers are used to service all accounts managed by Heartland Advisors, including the Funds, and that Heartland Advisors’ other clients also benefit from this research. The Directors concluded that the benefits Heartland Advisors receives are appropriate and that such products and services have been used for legitimate purposes beneficial to the Funds by providing assistance in the investment decision making process. The Board noted that Heartland Advisors also experiences brand and name recognition and other modest benefits due to its association with the Funds. The Board concluded that the other benefits realized by Heartland Advisors from its relationship with the Funds were reasonable.

The Directors reached these conclusions after carefully considering all of the information provided by management and after taking into account recent developments and circumstances affecting the Funds. They concluded that the information and materials provided addressed all of the relevant matters that they considered necessary or advisable to assess the performance of the Funds and the performance of Heartland Advisors under the Investment Advisory Agreement. All of the factors discussed above were considered separately by the Board, including by the Independent Directors meeting in executive sessions and as part of the Audit Committee. The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination to approve the Investment Advisory Agreement. Based on its review of the information set forth above, the Board found that the terms of the Investment Advisory Agreement are fair and reasonable and in the best interests of the shareholders of each Fund.

Semi-Annual Report | June 30, 2025	25

Heartland Advisors’ commitment to you:

Striving to achieve superior investment results and outstanding client service

Fundamental Research

We are committed to discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We leverage our investment team’s decades of experience to uncover out-of-favor, financially sound, and undervalued companies

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s 10 Principles of Value InvestingTM

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain a prospectus, please call 1-800-432-7856 or visit www.heartlandadvisors.com. Please read the prospectus carefully before investing.

Distributed by ALPS Distributors, Inc.	HLF007291/0826

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the accountants as contemplated by Item 304 of Regulation S-K.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding any Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable to registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referenced in Item 2 was filed as Exhibit 13(a)(1) to Registrant’s Certified Shareholder Report on Form N-CSR on February 21, 2025 and is incorporated herein by reference.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	August 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	August 15, 2025

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	August 15, 2025